Significant Accounting Policies - Schedule of the Impact of the Adoption of the New Revenue Standard (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018
Deferred revenue				$ 1,783,850	$ 907,948
Accumulated deficit	$ 60,088,290	$ 53,094,602		$ 24,709,588	$ 23,833,656
New Revenue Standard Adjustment [Member]
Deferred revenue			$ 875,902
Accumulated deficit			$ 875,902